Fair Value Measurement of Assets and Liabilities - Financial Assets and Liabilities Measured and Recorded at Fair Value on a Non-Recurring Basis (Details) $ in Millions	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments measured using the Measurement Alternative	$ 177
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments measured using the Measurement Alternative	116
Fair Value, Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments measured using the Measurement Alternative	$ 116